SIGNIFICANT ACCOUNTING POLICIES - VIE Companies (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2023 USD ($)
SIGNIFICANT ACCOUNTING POLICIES
Total assets	$ 97,135,847		$ 94,502,830		$ 12,435,933
Total liabilities	72,564,116		73,641,051		$ 9,290,108
Total operating revenue	10,008,418	$ 1,281,340	7,614,027	$ 7,115,320
Ordinary shareholders of the Company	4,281,474	548,140	2,926,944	2,810,210
Net cash generated from/(used in) operating activities	(6,337,396)	(811,352)	3,474,931	6,011,971
Net cash used in investing activities	(2,444,418)	(312,949)	93,859	(963,565)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	66,352	8,495	(135,196)	167,130
Net (decrease)/increase in cash, cash equivalents and restricted cash	(6,407,505)	(820,328)	(3,575,927)	15,769,754
Cash, cash equivalents and restricted cash at beginning of the year	55,715,585	7,133,055	59,291,512	43,521,758
Cash, cash equivalents and restricted cash at end of the Year	49,308,080	$ 6,312,727	55,715,585	59,291,512
VIEs and its subsidiaries
SIGNIFICANT ACCOUNTING POLICIES
Total assets	424,717		309,708
Total liabilities	189,286		191,263
Total operating revenue	301,087		226,468	210,161
Ordinary shareholders of the Company	97,248		39,542	52,741
Net cash generated from/(used in) operating activities	(11,798)		34,727	2,340
Net cash used in investing activities	(6,818)		(3,201)	(3,327)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	123		(1,476)
Net (decrease)/increase in cash, cash equivalents and restricted cash	(18,493)		30,050	(987)
Cash, cash equivalents and restricted cash at beginning of the year	32,801		2,751	3,738
Cash, cash equivalents and restricted cash at end of the Year	$ 14,308		$ 32,801	$ 2,751